Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Amortization Periods for Intangible Assets	The respective amortization periods for the intangible assets are as follows:
3D Global Patent (note 8)	15 years
EG BioMed Patent (note 8)	15 years

Schedule of Deferred Revenue from Lease	The table below presents the activity of the deferred revenue from the lease and sales of medical products for the six months ended June 30, 2026 and 2025, respectively:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Balance at beginning of period	$30,153	$27,568
Advances received from customers	201,306	39,206
Revenue recognized	(31,318)	(31,398)
Exchange realignment	(1,548)	4,040
Balance at end of period	$198,593	$39,416

Schedule of Exchange Rates

Translation of amounts from NTD into US$ has been made at the following exchange rates for the respective years:

	Six months ended June 30	Year ended December 31
	2026	2025
Period-end NTD: US$1 exchange rate	31.85	31.34

	Six months ended June 30
	2026	2025
Period average NTD: US$1 exchange rate	31.60	31.89

Schedule of Concentration of Risks

For the six months ended June 30, 2025, approximately 81.6% of the Company’s purchase was from Supplier A, a company that the Company’s CEO holds 12.8764%.

	Six months ended June 30
Supplier	2026	2025
B	42.9%	—
C	19.2	*
A	—	81.6%

*	Represents less than 10% of purchase for the six months ended June 30, 2026 and 2025.

Account payable to suppliers that individually comprised 10% or more of accounts payable balances as of June 30, 2026 and December 31, 2025 are as follows:

Supplier	June 30, 2026	December 31, 2025
D	25.8%	—
C	21.1%	*
A	—	89.5%

*	Represents less than 10% of accounts payable balances as of June 30, 2026 and December 31, 2025.

The following customers accounted for 10% or more of sales for the six months ended June 30, 2026 and 2025:

	Six months ended June 30,
Customer	2026	2025
B	48.6%	23.3%
A	*	29.6%
C	—	17.2%

*	Represents less than 10% of revenue for the six months ended June 30, 2026 and 2025, respectively.

Account receivables, net from customers that individually comprised 10% or more of accounts receivable, net balances as of June 30, 2026 and December 31, 2025 are as follows:

Customer	June 30, 2026	December 31, 2025
A	26.9%	30.5%
D	22.1%	16.0%
B	17.1%	*
E	*	15.6%

*	Represents less than 10% of accounts receivable balances as of June 30, 2026 and December 31, 2025, respectively.